Subsequent Events	12 Months Ended
Feb. 28, 2017
Subsequent Events [Text Block]
17.	Subsequent Events

In accordance with ASC 855, the Company evaluated subsequent events through May 30, 2017, the date these financial statements were issued.  There were no material subsequent events that required recognition or additonal disclosure in these financial statements.